Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases
Note 5.	Leases

The Company entered into operating leases primarily for offices. The leases have remaining lease terms of up to 7.7 years, some of which may include options to extend the leases for up to an additional of 1 year.

The components of operating lease costs were as follows:

	Six months ended June 30,
	2023	2022
	(Unaudited)	(Unaudited)
Operating lease cost	$2,485	$—
Short-term lease cost	135	—
Variable lease cost	76	—
Total net lease costs	$2,696	$—

Supplemental balance sheet information related to operating leases is as follows:

	June 30,	December 31,
	2023	2022
	(Unaudited)
Operating lease ROU assets	$14,145	$15,653
Operating lease liabilities, current	$4,955	$5,003
Operating lease liabilities, long-term	$8,631	$10,353
Weighted average remaining lease term (in years)	3.37	3.83
Weighted average discount rate	1.72%	1.57%

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of June 30, 2023, are as follows:

Operating Leases
2023	$2,652
2024	$4,845
2025	$3,444
2026	$1,506
2027 and thereafter	$1,598

Total undiscounted lease payments	$14,045
Less: imputed interest	(459)

Present value of lease liabilities	$13,586

As of June 30, 2023, the Company have signed on new lease agreements for a total amount of $3,818 for offices in the United States, which has not yet commenced. The new operating lease commitment will commence on November 1, 2023, with a lease term of 10 years.